Document and Entity Information	Feb. 14, 2022
Cover [Abstract]
Entity Registrant Name	ADVANCED MICRO DEVICES INC
Amendment Flag	true
Entity Central Index Key	0000002488
Document Type	8-K/A
Document Period End Date	Feb. 14, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-07882
Entity Tax Identification Number	94-1692300
Entity Address, Address Line One	2485 Augustine Drive
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	(408)
Local Phone Number	749-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	AMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	As previously reported, on February 14, 2022, Advanced Micro Devices, Inc. (“AMD” or the “Company”) completed the previously announced acquisition of Xilinx, Inc. (“Xilinx”) pursuant to the Agreement and Plan of Merger, dated October 26, 2020 (the “Merger Agreement”), by and among AMD, Thrones Merger Sub, Inc., a wholly owned subsidiary of AMD (“Merger Sub”), and Xilinx. Under the Merger Agreement, Merger Sub merged with and into Xilinx (the “Merger”), with Xilinx surviving such Merger as a wholly owned subsidiary of AMD. The Merger became effective on February 14, 2022 upon the filing of the Certificate of Merger with the Secretary of State of the State of Delaware. This Amendment No. 2 to Current Report on Form 8-K/A (“Amendment No. 2”) is filed to amend the Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) by AMD on February 14, 2022 (the “Initial Report”), as amended by the Current Report on Form 8-K/A filed with the SEC by AMD on April 27, 2022 (“Amendment No. 1”), to include certain pro forma financial information required by Item 9.01(b) of Form 8-K. This Amendment No. 2 reflects an update to the fiscal 2021 unaudited pro forma condensed combined statement of operations to reflect the change in the Company’s method of accounting for the United States Global Intangible Low-Taxed Income (“GILTI”) tax adopted by AMD in its first fiscal 2022 quarter ended March 26, 2022 as disclosed in the Company’s Form 10-Q filed on May 4, 2022. In addition, this Amendment No. 2 includes the unaudited pro forma condensed combined statement of operations for the Company’s first fiscal 2022 quarter ended March 26, 2022. The pro forma financial information included in this Amendment No. 2 has been presented for informational purposes only. It does not purport to represent the actual results of operations that AMD and Xilinx would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after the consummation of the Merger. Except as described above, all other information in the Initial Report and Amendment No. 1 remains unchanged and is incorporated by reference herein.